Net fee and commission income (Detail) - CHF (SFr) SFr in Millions		3 Months Ended			6 Months Ended
		Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Net fee And Commission Income [Line Items]
Underwriting Fees	[1]	SFr 189	SFr 241	SFr 275	SFr 430	SFr 570
of which: equity underwriting fees	[1]	88	118	148	206	310
of which: debt underwriting fees	[1]	101	123	126	224	260
M&A and corporate finance fees	[1]	178	194	170	372	347
Brokerage fees	[1]	877	968	945	1,845	1,968
Investment fund fees	[1]	1,213	1,207	1,046	2,420	2,107
Portfolio management and related services	[1]	1,902	1,837	1,852	3,739	3,646
Other	[1]	440	452	457	893	914
Total fee and commission income	[1],[2]	4,799	4,900	4,745	9,699	9,552
Brokerage fees paid	[1]	75	85	179	160	344
Other	[1]	341	324	270	665	541
Total fee and commission expense	[1]	416	409	449	825	885
Net fee and commission income	[1]	4,383	4,491	4,296	8,874	8,667
of which: net brokerage fees	[1]	802	884	766	1,685	1,624
Global Wealth Management
Net fee And Commission Income [Line Items]
Total fee and commission income		2,832	2,891
Personal & Corporate Banking
Net fee And Commission Income [Line Items]
Total fee and commission income		301	300
Asset Management
Net fee And Commission Income [Line Items]
Total fee and commission income		801	777
Investment Bank
Net fee And Commission Income [Line Items]
Total fee and commission income		863	917
Corporate Center
Net fee And Commission Income [Line Items]
Total fee and commission income		3	14
Reclassification from Underwriting fees to Brokerage fees
Net fee And Commission Income [Line Items]
Amount Of Reclassifications Or Changes In Presentation				84		164
Reclassification from Portfolio management and related services to Investment fund fees
Net fee And Commission Income [Line Items]
Amount Of Reclassifications Or Changes In Presentation				SFr 255		SFr 499
of which: recurring
Net fee And Commission Income [Line Items]
Total fee and commission income	[1],[2]	3,161	3,071		6,232
of which: transaction-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[1],[2]	1,617	1,811		3,428
of which: performance-based
Net fee And Commission Income [Line Items]
Total fee and commission income	[1],[2]	SFr 22	SFr 17		SFr 39

[1]
Upon adoption of IFRS 15, certain brokerage fees paid in an agency capacity have been reclassified from Fee and commission expense to Fee and commission income on a prospective basis from 1 January 2018, primarily relating to third-party execution costs for exchange-traded derivative transactions and fees payable to third-party research providers on behalf of clients. In addition to the IFRS 15 changes, certain revenues, primarily distribution fees and fund management fees, have been reclassified between reporting lines to better reflect the nature of the revenues, with prior period information restated accordingly. This resulted in the following impacts: for the quarter ended 30 June 2017, CHF 84 million was reclassified from Underwriting fees to Brokerage fees and CHF 255 million was reclassified from Portfolio management and related services to Investment fund fees. For the first six months of 2017, CHF 164 million was reclassified from total Underwriting fees to Brokerage fees and CHF 499 million was reclassified from Portfolio management and related services to Investment fund fees. Also, certain expenses that are incremental and incidental to revenues have been reclassified prospectively from General and administrative expenses to Fee and commission expense to improve the alignment of transaction-based costs with the associated revenue stream, primarily impacting clearing costs, client loyalty costs, fund and custody expenses. As the impact of this reclassification was not material, prior period information was not restated.

[2]
Reflects third-party fee and commission income for the second quarter of 2018 of CHF 2,832 million for Global Wealth Management (first quarter of 2018: CHF 2,891 million), CHF 301 million for Personal & Corporate Banking (first quarter of 2018: CHF 300 million), CHF 801 million for Asset Management (first quarter of 2018: CHF 777 million), CHF 863 million for the Investment Bank (first quarter of 2018: CHF 917 million) and CHF 3 million for Corporate Center (first quarter of 2018: CHF 14 million).